SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
SUBSEQUENT EVENTS
NOTE 13 - SUBSEQUENT EVENTS

On August 1, 2017, the Securities and Exchange Commission filed a civil complaint against multiple parties, including our former Chief Executive Officer Abraham Mirman. The allegations in the complaint are unrelated to the business of the Company, and predate Mr. Mirman’s tenure with the Company.

Departure of Chief Executive Officer and Director

On August 3, 2017, Abraham Mirman notified us of his resignation as our Chief Executive Officer, and as a member of the Board, effective as of August 4, 2017 (the “Separation Date”). Mr. Mirman also resigned from all positions held with our subsidiaries. Mr. Mirman’s decision to resign was not the result of any disagreement with us, the Board, or management, or any matter relating to our operations, policies or practices.

In connection with Mr. Mirman’s resignation, we entered into a Separation and Consulting Agreement with him on August 3, 2017 (the “Mirman Agreement”), setting forth the terms of Mr. Mirman’s separation from the Company and his prospective consulting services.

Pursuant to the terms of the Mirman Agreement, in satisfaction of any and all obligations under his employment agreement, and provided that Mr. Mirman does not exercise his right to revoke the Mirman Agreement within eight days of its execution, Mr. Mirman will receive the following severance payments, subject to applicable employer and employee withholding by the Company: (1) accrued benefits (including base salary, vacation pay and reimbursements) that are unpaid as of the Separation Date, (2) a lump-sum cash payment of $1,000,000, (3) premium payments for continuing COBRA coverage for 18 months or until Mr. Mirman obtains alternative coverage, whichever is earlier, and (4) reimbursement of reasonable attorneys’ fees incurred in connection with his separation. Any unvested shares of restricted stock or unvested stock options which were previously awarded to Mr. Mirman will vest on August 12, 2017.

Gas Gathering, Processing and Purchase Agreement

On August 10, 2017, the Company entered into a gas gathering, processing and purchase agreement (the “Gathering Agreement”) with Lucid Energy Delaware, LLC (“Lucid”), pursuant to which Lucid will receive, gather and process the Company’s committed gas production from certain production areas located in Lea County, New Mexico and in Loving and Winkler Counties, Texas. Subject to the Company’s take-in-kind rights set forth in the Gathering Agreement, Lucid will purchase the residue gas and plant products allocated to the Company pursuant to the terms and conditions of the Gathering Agreement. To the extent that the Company elects to take such residue gas and plant products in-kind, Lucid shall re-deliver such residue gas and plant products at certain delivery points for downstream transportation. The Gathering Agreement has a term of 10 years that automatically renews on a year-to-year basis until terminated by either party pursuant to the terms of the Gathering Agreement. The Company will pay Lucid fees for the gathering and processing of all committed gas and for such other services provided as set forth in the Gathering Agreement.

Lead Lenders’ Right to Appoint a Member to the Board of Directors

Pursuant to the terms of the Second Lien Credit Agreement, the Lead Lenders have the right to appoint up to two members to the Board upon conversion of the Second Lien Term Loan, based on the percentage of outstanding common stock held by the Lead Lenders at the time of conversion. On August 12, 2017, the Company and the Lead Lenders entered into a letter agreement pursuant to which the Company granted the Lead Lenders the right to appoint one member to the Board, who shall be reasonably acceptable to the Company, effective immediately upon execution of the letter agreement. The letter agreement provides that, to the fullest extent permitted by law, until the conversion of the Second Lien Term Loan, the Company will include in the slate of nominees recommended by the Board at any meeting of stockholders called for the purpose of electing directors the person designated by the Lead Lenders to serve on the Board pursuant to the appointment right set forth in the letter agreement. The letter agreement was entered into in connection with an acknowledgment and consent by the Lenders related to the resignation and replacement of the Company’s Chief Executive Officer, among other matters.

NOTE 15 – SUBSEQUENT EVENTS

Credit Agreement Drawdown

On February 7, 2017, pursuant to the terms of the Credit Agreement, we exercised the accordion advance feature, increasing the aggregate principal amount outstanding under the term loan from $31 million to $38.1 million. The total availability for borrowing remaining under the Credit Agreement is $11.9 million. We intend to use the proceeds to fund its drilling and development program, for working capital and for general corporate purposes.

As partial consideration, we also amended certain warrants issued in the June 2016 private placement held by the Lenders to purchase up to an aggregate amount of approximately 738,638 shares of common stock such that the exercise price per share was lowered from $2.50 to $0.01 on such warrants The number of warrants amended for each Lender was based on the amount of each Lender’s respective participation in the initial Term Loan relative to the amount invested in the June 2016 private placement. All of the amended warrants are immediately exercisable from the original issuance date, for a period of two years, subject to certain conditions.

March 2017 Private Placement

On February 28, 2017, we entered into a Securities Subscription Agreement (the “Subscription Agreement”) with certain institutional and accredited investors in connection with a private placement (the “March 2017 Private Placement”) to sell 5.2 million units, consisting of approximately 5.2 million shares of common stock and warrants to purchase approximately an additional 2.6 million. Each unit consists of one share of common stock and a warrant to purchase 0.50 shares of common stock (each, a “Unit”), at a price per unit of $3.85. Each warrant has an exercise price of $4.50 and may be subject to redemption by the Company, upon prior written notice, if the price of the Company’s common stock closes at or above $6.30 for twenty trading days during a consecutive thirty trading day period.

We expect to use the net proceeds from the Offering to support our planned 2017 capital budget, and for general corporate purposes including working capital.

The securities to be sold in the private placement have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from registration. However, in conjunction with the closing of the March 2017 Private Placement, we have also entered into a registration rights agreement whereby we agreed to use our reasonable best efforts to register, on behalf of the investors, the shares of common stock underlying the Units and the shares of common stock underlying the warrants no later than April 1, 2017.

Our 2017 capital budget may require additional financing above the level of cash generated by our operations and proceeds from recent financing activities.  We can provide no assurance that additional financing would be available to us on acceptable terms, if

Brushy Resources, Inc [Member]
SUBSEQUENT EVENTS
NOTE 14 - SUBSEQUENT EVENTS

Special Meeting of Stockholders Regarding Merger Agreement

On May 20, 2016, the Company held a special meeting of stockholders to consider and vote on (1) a proposal to approve and adopt the merger agreement; and (2) a proposal to authorize the Company’s board of directors, in its discretion, to adjourn the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve and adopt the Merger Agreement. The proposals were approved by the Company’s stockholders.

Third Amendment to Forbearance Agreement with Independent Bank

On May 20, 2016, the Company, ImPetro and Operating entered into the Third Amendment to the Forbearance agreement (the “Third Amendment”) with Independent Bank, pursuant to which Independent Bank agreed to extend the Forbearance Period to May 31, 2016 (and in certain circumstances June 15, 2016) upon payment by the Company of (i) $79,772.64, such payment representing non-default and default interest accrued and to be accrued through May 31, 2016, and (ii) $30,000, such payment representing legal fees and expenses incurred by Independent Bank in connection with the Third Amendment. In the event the Company pays Independent Bank, on or before May 31, 2016, an additional $18,938.11, the Forbearance Period will be extended to June 15, 2016. On May 20, 2016, the above referenced payments were made to Independent Bank by the Company.

NOTE 15 - SUBSEQUENT EVENTS

Credit Facilities and Forbearance Agreement.

The maturity of our second lien note to SOSventures was extended to August 1, 2016. The Forbearance Period began with the execution of the IB Forbearance Agreement on November 24, 2015 and ended on January 31, 2016, but was subsequently extended to March 31, 2016.  We are currently in discussions with the lender under the IB Credit Agreement regarding a further extension of the Forbearance Period.

On January 20, 2016, the Company, Lilis and Merger Sub entered into an amendment to the merger agreement (the “Amendment”). Pursuant to the Amendment: (i) the amount of the refundable deposit was increased by $1 million to a total of $2 million and (ii) the scope of the refundable deposit was broadened such that it now covers the amount paid by Lilis to Independent Bank on December 29, 2015 in addition to certain other matters, such as payments towards accounts payable, transactions costs and other operating costs of the Company.

On March 24, 2016, the Company, Lilis and Merger Sub entered into a second  amendment to the Merger Agreement (the “Second Amendment”). Pursuant to the Second Amendment: (i) the definition of refundable deposit was modified to include such further increases as may be mutually agreed upon between the parties, (ii) the amount and treatment of restricted stock units of the Company with respect to the Merger Agreement was clarified, the definition of “Stock Exchange Ratio” was fixed at 4.550916 to account for certain grants of restricted stock to members of the Board of Directors of the Company pursuant to existing service agreements and (iv) the definition of “Termination Date” was changed from April 30, 2016 to May 31, 2016.